INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2015
INTANGIBLE ASSETS [Abstract]
INTANGIBLE ASSETS

NOTE 5:	INTANGIBLE ASSETS

Intangible assets arose from the acquisition of the business from eGistics in July 2014 (see Note 1d).

a.	Identifiable intangible assets:

	December 31,
	2014	2015
Original amount:
Customer relations	$3,997	$3,997
Technology	3,005	3,005

	7,002	7,002
Accumulated amortization:
Customer relations	239	535
Technology	470	1,409

	709	1,944

	$6,293	$5,058

b.	Amortization expenses amounted to $ 709 and $ 1,235 for the years ended December 31, 2014 and 2015, respectively.

c.	Estimated amortization expenses of intangible assets for the year ended:

December 31,	Other intangible assets

2016	$1,435
2017	1,270
2018	649
2019	615
2020	466
2021 and thereafter	623

$5,058